Revisions of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of consolidated statements of operations
	Year Ended June 30, 2020
	As reported	Adjustment	As revised
Consolidated Statements of Operations
Change in fair value of derivative liability	—	1,962,034	1,962,034
Net loss attributable to Akerna shareholders	(15,534,345)	1,962,034	(13,572,311)
Net loss per share	(1.31)	—	(1.14)

	Six Months Ended December 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Change in fair value of derivative liability	—	746,852	746,852
Net loss attributable to Akerna shareholders	(16,957,334)	746,852	(16,210,482)
Net loss per share	(1.01)	—	(1.01)

Schedule of consolidated balance sheet
	As of December 31, 2020
	As reported	Adjustment	As revised
Consolidated Balance Sheet
Derivative liability	—	(311,376)	(311,376)
Total liabilities	(19,635,076)	(311,376)	(19,946,452)
Additional paid-in capital	95,090,833	(1,004,450)	94,086,433
Accumulated deficit	(57,872,599)	693,074	(57,179,525)